Cassidy & Associates

215 Apolena Avenue

Newport Beach, California 92662

November 6, 2018

949/673-4510 Lwcassidy@aol.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Emaginos, Inc. Registration Statement on Form S-1

Hello:

Please find the attached registration statement on Form S-1 for Emaginos, Inc.

Any questions or correspondence may be addressed to Lee Cassidy at the email address lwcassidy@aol.com.

Sincerely,

Lee W. Cassidy